AXP(SM) Managed
                                                                   Allocation
                                                                         Fund
                                                       2000 SEMIANNUAL REPORT

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American Express (R) Funds

AXP Managed Allocation Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

Going Where the Action Is

Today's investment marketplace is changing faster than ever. The key is to be in the right place at the right time. Managed Allocation Fund has that potential because it has the flexibility to make sweeping shifts in its asset mix to take advantage of expected trends in financial markets. While the focus historically has been on U.S. stocks, the Portfolio can also hold foreign stocks, as well as domestic and foreign bonds, plus cash-equivalent investments. For investors, such flexibility can mean opportunity.


CONTENTS

From the Chairman                          3
From the Portfolio Manager                 3
Fund Facts                                 5
The 10 Largest Holdings                    6
Financial Statements (Fund)                7
Notes to Financial Statements (Fund)      10
Financial Statements (Portfolio)          16
Notes to Financial Statements (Portfolio) 19
Investments in Securities                 24

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Sincerely,


Arne H. Carlson

(picture of) James M. Johnson, Jr.
James M. Johnson, Jr.
Portfolio manager

From the Portfolio Manager

Powered by a generally strong U.S. stock market, AXP Managed Allocation Fund generated a double-digit total return for the first half of the fiscal year. For the October 1999 through March 2000 period, the Fund's Class A shares returned 11.34% (excluding the sales charge).

Buoyed by reports of still-low inflation, robust economic growth and mostly healthy corporate profits, the stock market began advancing Arne H. Carlson Chairman of the boardJames M. Johnson, Jr. Portfolio managerSEMIANNUAL REPORT -- 2000shortly after the outset of the period. Soon, with additional support from dissipating concerns about the Y2K computer bug and increasing excitement about the Internet, the market shifted into high gear. The positive momentum continued through the end of 1999 and into early January, before renewed worries about potentially higher inflation and rising interest rates drove the market into a several-week retreat. But, in another example of the resilience it has showed in recent years, the market rebounded to an all-time high in late March.

The U.S. bond market found the going more difficult for much of the six months, as the threat of potentially higher inflation drove interest rates up and prices down during the last three months of 1999. U.S. Treasury bonds rallied strongly in the following quarter as long-term rates came down, but corporate and mortgage-backed issues, which made up the bulk of the Fund's bond holdings, realized only modest gains.

TECH FARES BEST
I maintained roughly a two-to-one ratio of stocks to bonds (60%-65% stocks, 25-30% bonds) in the portfolio over the six months. Large-capitalization U.S. stocks easily comprised the largest area of investment, followed by small-cap U.S. stocks and foreign stocks. Looking at business sectors, the greatest emphasis was on technology-related stocks, which were by far the strongest performers during the period. Holdings among health care and specialty retailers also provided above-average gains.

Looking at changes to the portfolio, about mid-period I increased the overall stock exposure, which included establishing a relatively small position in foreign stocks (mainly in Japan), and lowered the bond exposure somewhat. Also, in February I reduced holdings among small-cap stocks. In addition, as the period progressed, I reduced the level of cash reserves, with most of that money going into stocks.

As the second half of the fiscal year begins, I am sticking with the emphasis on large-cap U.S. stocks, especially technology-related issues. Despite the substantial price swings that have become commonplace in the stock market, I think that the fundamentals, particularly the earnings growth potential, for such stocks remain quite strong. At the same time, I want to avoid stocks whose prices have risen beyond reasonable investment value and therefore are highly vulnerable to downturns. The Fund's bond component also should continue to help moderate the Fund's overall volatility.


James M. Johnson, Jr.

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2000                                                       $10.72
Sept. 30, 1999                                                       $10.49
Increase                                                             $ 0.23

Distributions -- Oct. 1, 1999 - March 31, 2000
From income                                                          $ 0.33
From capital gains                                                   $ 0.60
Total distributions                                                  $ 0.93

Total return*                                                       +11.34%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2000                                                       $10.65
Sept. 30, 1999                                                       $10.43
Increase                                                             $ 0.22

Distributions -- Oct. 1, 1999 - March 31, 2000
From income                                                          $ 0.29
From capital gains                                                   $ 0.60
Total distributions                                                  $ 0.89

Total return*                                                       +10.95%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2000                                                       $10.72
Sept. 30, 1999                                                       $10.50
Increase                                                             $ 0.22

Distributions -- Oct. 1, 1999 - March 31, 2000
From income                                                          $ 0.34
From capital gains                                                   $ 0.60
Total distributions                                                  $ 0.94

Total return*                                                       +11.42%**

*Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

The 10 Largest Holdings

                                      Percent                   Value
                                  (of net assets)       (as of March 31, 2000)
 General Electric                       2.53%                $55,743,349
 Microsoft                              2.46                  54,086,562
 Cisco Systems                          2.33                  51,389,618
 Intel                                  1.98                  43,572,358
 Exxon Mobil                            1.21                  26,648,835
 Citigroup                              1.09                  23,905,902
 Oracle                                 1.07                  23,606,099
 Wal-Mart Stores                        1.02                  22,402,574
 Pfizer                                 0.96                  21,096,562
 AT&T                                   0.93                  20,463,749

Excludes U.S. Treasury and government agency holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

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                           The 10 holdings listed here
                           make up 15.58% of net assets
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

Financial Statements

Statement of assets and liabilities
AXP Managed Allocation Fund

March 31, 2000 (Unaudited)

Assets
Investment in Total Return Portfolio (Note 1)                                       $2,200,066,772
                                                                                    --------------
Liabilities
Accrued distribution fee                                                                    19,706
Accrued service fee                                                                         11,084
Accrued transfer agency fee                                                                  7,699
Accrued administrative services fee                                                          1,991
Other accrued expenses                                                                      28,009
                                                                                            ------
Total liabilities                                                                           68,489
                                                                                            ------
Net assets applicable to outstanding capital stock                                  $2,199,998,283
                                                                                    ==============
Represented by
Capital stock-- $.01 par value (Note 1)                                             $    2,052,988
Additional paid-in capital                                                           1,950,089,032
Undistributed net investment income                                                        720,428
Accumulated net realized gain (loss)                                                    48,345,651
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                      198,790,184
                                                                                       -----------
Total -- representing net assets applicable to outstanding capital stock            $2,199,998,283
                                                                                    ==============
Net assets applicable to outstanding shares:            Class A                     $1,914,290,462
                                                        Class B                     $  237,868,898
                                                        Class Y                     $   47,838,923
Net asset value per share of outstanding capital stock: Class A shares  178,504,302 $        10.72
                                                        Class B shares   22,333,046 $        10.65
                                                        Class Y shares    4,461,489 $        10.72
                                                                          --------- --------------

See accompanying notes to financial statements.

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
Statement of operations
AXP Managed Allocation Fund

Six months ended March 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                  $  7,541,994
Interest                                                                     29,241,345
   Less foreign taxes withheld                                                  (32,970)
                                                                                -------
Total income                                                                 36,750,369
                                                                             ----------
Expenses (Note 2):
Expenses allocated from Total Return Portfolio                                6,251,648
Distribution fee
   Class A                                                                    2,459,711
   Class B                                                                    1,201,758
Transfer agency fee                                                           1,347,828
Incremental transfer agency fee
   Class A                                                                      129,793
   Class B                                                                       34,778
Service fee-- Class Y                                                            27,264
Administrative services fees and expenses                                       373,954
Compensation of board members                                                     5,049
Printing and postage                                                             51,820
Registration fees                                                                19,863
Audit fees                                                                        5,000
Other                                                                             8,134
                                                                                  -----
Total expenses                                                               11,916,600
   Earnings credits on cash balances (Note 2)                                   (73,436)
                                                                                -------
Total net expenses                                                           11,843,164
                                                                             ----------
Investment income (loss) -- net                                              24,907,205
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                     84,010,656
   Financial futures contracts                                              (18,321,055)
   Foreign currency transactions                                                256,365
                                                                                -------
Net realized gain (loss) on investments                                      65,945,966
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       151,531,636
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       217,477,602
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $242,384,807
                                                                           ============

See accompanying notes to financial statements.

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

Statements of changes in net assets
AXP Managed Allocation Fund
                                                                     March 31, 2000    Sept. 30, 1999
                                                                    Six months ended     Year ended
                                                                        (Unaudited)
Operations and distributions
Investment income (loss)-- net                                       $   24,907,205   $   71,750,349
Net realized gain (loss) on investments                                  65,945,966      148,548,816
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilites in foreign currencies    151,531,636      152,325,753
                                                                        -----------      -----------
Net  increase  (decrease)  in net assets  resulting  from  operations   242,384,807      372,624,918
                                                                        -----------      -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                           (23,504,627)     (59,764,982)
      Class B                                                            (1,996,914)      (5,070,750)
      Class Y                                                              (677,309)      (2,600,055)
   Net realized gain
      Class A                                                          (143,121,801)    (213,025,397)
      Class B                                                           (17,618,754)     (24,584,424)
      Class Y                                                            (4,066,958)      (9,468,549)
                                                                         ----------       ----------
Total distributions                                                    (190,986,363)    (314,514,157)
                                                                       ------------     ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                               40,420,958       81,611,960
   Class B shares                                                        15,872,316       34,306,652
   Class Y shares                                                         4,764,854       18,212,314
Reinvestment of distributions at net asset value
   Class A shares                                                       164,092,629      268,805,672
   Class B shares                                                        19,463,633       29,452,905
   Class Y shares                                                         4,744,267       12,068,604
Payments for redemptions
   Class A shares                                                      (314,405,813)    (654,795,821)
   Class B shares (Note 2)                                              (39,389,851)     (83,238,755)
   Class Y shares                                                       (18,864,089)     (71,652,350)
                                                                        -----------      -----------
Increase (decrease) in net assets from capital share transactions      (123,301,096)    (365,228,819)
                                                                       ------------     ------------
Total increase (decrease) in net assets                                 (71,902,652)    (307,118,058)
Net assets at beginning of period                                     2,271,900,935    2,579,018,993
                                                                      -------------    -------------
Net assets at end of period                                          $2,199,998,283   $2,271,900,935
                                                                     ==============   ==============
Undistributed net investment income                                  $      720,428   $    1,992,073
                                                                     --------------   --------------

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Managed Allocation Fund
(Unaudited as to March 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Managed Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers  Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Total Return Portfolio
The Fund invests all of its assets in Total Return Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. Total Return Portfolio seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of March 31, 2000 was 99.96%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has a Sub-investment Advisory Agreement with Kenwood Capital Management LLC, an indirect subsidiary of AEFC.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19
o Class B $20
o Class Y $17

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $747,778 for Class A and $112,044 for Class B for the six months ended March 31, 2000.

During the six months ended March 31, 2000, the Fund's transfer agency fees were reduced by $73,436 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                            Six months ended March 31, 2000
                                         Class A        Class B        Class Y
Sold                                    3,833,497      1,517,555       453,124
Issued for reinvested distributions    15,794,232      1,887,899       457,279
Redeemed                              (29,745,020)    (3,761,509)   (1,783,712)
                                      -----------     ----------    ----------
Net increase (decrease)               (10,117,291)      (356,055)     (873,309)

                                               Year ended Sept. 30, 1999
                                         Class A        Class B        Class Y
Sold                                    7,621,749      3,221,089     1,700,619
Issued for reinvested distributions    26,079,903      2,878,182     1,171,183
Redeemed                              (60,922,790)    (7,797,934)   (6,730,053)
                                      -----------     ----------    ----------
Net increase (decrease)               (27,221,138)    (1,698,663)   (3,858,251)


4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended March 31, 2000.

5. FINANCIALHIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.


Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                                     Class A

                                                   2000b     1999      1998       1997       1996c

Net asset value, beginning of period             $10.49    $10.34    $12.68     $12.20     $12.19

Income from investment operations:
Net investment income (loss)                        .13       .32       .37        .32        .24

Net gains (losses) (both realized and unrealized)  1.03      1.16      (.79)      1.97        .58

Total from investment operations                   1.16      1.48      (.42)      2.29        .82

Less distributions:
Dividends from net investment income               (.13)     (.30)     (.37)      (.32)      (.23)

Distributions from realized gains                  (.80)    (1.03)    (1.55)     (1.49)      (.58)

Total distributions                                (.93)    (1.33)    (1.92)     (1.81)      (.81)

Net asset value, end of period                   $10.72    $10.49    $10.34     $12.68     $12.20

Ratios/supplemental data
Net assets, end of period (in millions)          $1,914    $1,979    $2,233     $2,639     $2,523

Ratio of expenses to average daily net assetsd     .97%e     .82%      .80%       .84%       .80%e

Ratio of net investment income (loss)
to average daily net assets                       2.28%e    2.85%     3.13%      2.55%      2.29%e

Portfolio turnover rate
(excluding short-term securities)                   54%       81%      122%        99%       142%

Total returnf                                    11.34%    14.78%    (3.73%)    20.79%      7.13%

a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Six months ended March 31, 2000 (Unaudited).
c The Fund's fiscal year-end was changed from Nov. 30 to Sept. 30, effective
  1996.
d Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.

Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                   Class B                                       Class Y

                                    2000b   1999    1998    1997    1996c         2000b   1999    1998    1997    1996c

Net asset value, beginning
of period                         $10.43  $10.29  $12.63  $12.15  $12.16        $10.50  $10.34  $12.68  $12.20  $12.19

Income from investment operations:
Net investment income (loss)         .09     .23     .29     .23     .15           .13     .33     .38     .33     .26

Net gains (losses) (both realized
and unrealized)                     1.02    1.16    (.79)   1.97     .57          1.03    1.17    (.79)   1.97     .58

Total from investment operations    1.11    1.39    (.50)   2.20     .72          1.16    1.50    (.41)   2.30     .84

Less distributions:
Dividends from net
investment income                   (.09)   (.22)   (.29)   (.23)   (.15)         (.14)   (.31)   (.38)   (.33)   (.25)

Distributions from realized gains   (.80)  (1.03)  (1.55)  (1.49)   (.58)         (.80)  (1.03)  (1.55)  (1.49)   (.58)

Total distributions                 (.89)  (1.25)  (1.84)  (1.72)   (.73)         (.94)  (1.34)  (1.93)  (1.82)   (.83)

Net asset value, end of period    $10.65  $10.43  $10.29  $12.63  $12.15        $10.72  $10.50  $10.34  $12.68  $12.20

Ratios/supplemental data
Net assets, end of period
(in millions)                       $238    $237    $251    $241    $163           $48     $56     $95    $118    $113

Ratio of expenses to average
daily net assetsd                  1.74%e  1.59%   1.56%   1.60%   1.57%e         .81%e   .72%    .72%    .71%    .63%e

Ratio of net investment
income (loss) to average
daily net assets                   1.51%e  2.08%   2.40%   1.82%   1.61%e        2.43%e  2.95%   3.20%   2.69%   2.45%e

Portfolio turnover rate
(excluding short-term securities)    54%     81%    122%     99%    142%           54%     81%    122%     99%    142%

Total returnf                     10.95%  13.90%  (4.46%) 19.87%   6.45%        11.42%  14.92%  (3.65%) 20.94%   7.28%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended March 31, 2000 (Unaudited).
c The Fund's fiscal year-end was changed from Nov. 30 to Sept. 30, effective
  1996.
d Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.


Financial Statements

Statement of assets and liabilities
Total Return Portfolio

March 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $1,990,014,840)                                                 $2,182,218,406
Cash in bank on demand deposit                                                             336,532
Dividends and accrued interest receivable                                               10,467,417
Receivable for investment securities sold                                               21,396,157
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)        32,188
U.S. government securities held as collateral (Note 5)                                  26,408,250
                                                                                        ----------
Total assets                                                                         2,240,858,950
                                                                                     -------------
Liabilities
Payable for investment securities purchased                                              8,279,057
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)         5,309
Payable upon return of securities loaned (Note 5)                                       31,411,550
Accrued investment management services fee                                                  29,947
Other accrued expenses                                                                     153,979
                                                                                           -------
Total liabilities                                                                       39,879,842
                                                                                        ----------
Net assets                                                                          $2,200,979,108
                                                                                    ==============

See accompanying notes to financial statements.

Statement  of operations
Total Return Portfolio

Six months ended March 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                  $  7,544,898
Interest                                                                     29,255,299
   Less foreign taxes withheld                                                  (32,983)
                                                                                -------
Total income                                                                 36,767,214
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                            6,163,797
Compensation of board members                                                     6,292
Custodian fees                                                                   43,400
Audit fees                                                                       15,000
Other                                                                            30,060
                                                                                 ------
Total expenses                                                                6,258,549
   Earnings credits on cash balances (Note 2)                                    (4,488)
                                                                                 ------
Total net expenses                                                            6,254,061
                                                                              ---------
Investment income (loss) -- net                                              30,513,153
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            84,035,147
   Financial futures contracts                                              (18,328,652)
   Foreign currency transactions                                                256,372
                                                                                -------
Net realized gain (loss) on investments                                      65,962,867
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       151,598,657
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       217,561,524
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $248,074,677
                                                                           ============

See accompanying notes to financial statements.

Statements of changes in net assets
Total Return Portfolio
                                                                      March 31, 2000    Sept. 30, 1999
                                                                     Six months ended     Year ended
                                                                        (Unaudited)

Operations
Investment income (loss)-- net                                       $   30,513,153    $   83,132,960
Net realized gain (loss) on investments                                  65,962,867       148,588,089
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   151,598,657       152,366,575
                                                                        -----------       -----------
Net increase (decrease) in net assets resulting from operations         248,074,677       384,087,624
Net contributions (withdrawals) from partners                          (319,908,321)     (691,086,627)
                                                                       ------------      ------------
Total increase (decrease) in net assets                                 (71,833,644)     (306,999,003)
Net assets at beginning of period                                     2,272,812,752     2,579,811,755
                                                                      -------------     -------------
Net assets at end of period                                          $2,200,979,108    $2,272,812,752
                                                                     ==============    ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Total Return Portfolio
(Unaudited as to March 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Return Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Total Return Portfolio seeks to provide maximum total return through a combination of growth of capital and current income by investing in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of March 31, 2000, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of March 31, 2000 was $4,839,658 representing 0.22% of net assets. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.40% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Managed
Allocation Fund to the Lipper Flexible Portfolio Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $565,613 for the six months ended March 31, 2000.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended March 31, 2000, the Portfolio's custodian fees were reduced by $4,488 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,109,996,687 and $1,162,940,538 respectively, for the six months ended March 31, 2000. For the same period, the portfolio turnover rate was 54%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $65,322 for the six months ended March 31, 2000.

4. FOREIGN CURRENCY CONTRACTS
As of March 31, 2000, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date       Currency to      Currency to      Unrealized      Unrealized
                   be delivered      be received    appreciation    depreciation

April 3, 2000       17,213,240         162,339           $--            $5,309
                    Japanese Yen     U.S. Dollar

April 3, 2000        1,096,883       115,927,407        32,188             --
                    U.S. Dollar     Japanese Yen

Total                                                  $32,188          $5,309

5. LENDING OF PORTFOLIO SECURITIES
As of March 31, 2000, securities valued at $29,953,300 were on loan to brokers. For collateral, the Portfolio received $5,003,300 in cash and U.S. government securities valued at $26,408,250. Income from securities lending amounted to $26,737 for the six months ended March 31, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. FUTURES CONTRACTS
As of March 31, 2000, investments in securities included securities valued at $11,720,080 that were pledged as collateral to cover initial margin deposits on 230 open sale interest rate contracts and 590 open sale stock index contracts. The market value of the open sale interest rate contracts as of March 31, 2000 was $22,621,250 with a net unrealized loss of $399,006. The market value of the open sale stock index contracts as of March 31, 2000 was $181,046,750 with a net unrealized gain of $6,996,084. See "Summary of significant accounting policies."

Investments in Securities

Total Return Portfolio
March 31, 2000 (Unaudited)


(Percentages represent value of investments compared to net assets)

Common stocks (71.7%)
Issuer                                                        Shares          Value(a)

Aerospace & defense (0.7%)
Boeing                                                        74,000          $2,807,375
Goodrich (BF)                                                 46,050          1,321,059
Honeywell Intl                                               145,050          7,642,322
United Technologies                                           71,550          4,521,066
Total                                                                        16,291,822

Airlines (0.2%)
America West Holdings Cl B                                    42,000(b)         651,000
Amtran                                                        27,300(b)         487,988
SkyWest                                                       43,100          1,686,288
Southwest Airlines                                           106,075          2,207,685
Total                                                                         5,032,961

Automotive & related (1.4%)
Bridgestone                                                   44,000(c)         970,636
Delphi Automotive Systems                                    191,024          3,056,384
DollarThrifty Automotive Group                                49,200(b)         845,625
Ford Motor                                                   204,900          9,412,593
General Motors                                               115,750          9,585,546
Gentex                                                        75,800(b)       2,809,338
Smith (AO)                                                    37,300            671,400
Tower Automotive                                              68,000(b)       1,113,500
Toyota Motor                                                  46,000(c)       2,405,844
Total                                                                        30,870,866

Banks and savings & loans (3.3%)
Bank of America                                              224,665         11,780,871
Bank of New York                                             153,550          6,381,922
Banque Natl de Paris                                           7,276(c)         574,518
Cullen/Frost Bankers                                          64,700          1,710,506
Deutsche Bank                                                 22,151(c)       1,472,390
Dime Community Bancshares                                     30,400            480,700
First Midwest Bancorp                                         26,850            651,113
Firstar                                                      170,100          3,901,669
Flagstar Bancorp                                              47,400            616,200
FleetBoston Financial                                        274,421         10,016,367
Garanti Banking                                           41,045,286(b,c)       522,715
Hamilton Bancorp                                              38,000(b)         593,750
Hudson United Bancorp                                         14,111            306,032
Instituto Bancario San Paolo di Torino                       138,996(c)       1,903,703
MAF Bancorp                                                   29,700            480,769
Mellon Financial                                              72,700          2,144,650
NBT Bancorp                                                   20,685            299,933
Overseas Union Bank                                          157,000(c)         706,216
Provident Bankshares                                          17,235            271,451
Queens County Bancorp                                         34,200            617,738
Republic Bancorp                                              58,410            545,768
Silicon Valley Bancshares                                     12,700(b)         912,813
SLM Holding                                                   13,250            441,391
Southtrust                                                    81,500          2,073,156
U.S. Trust                                                    11,400          2,154,600
Uniao de Bancos Brasileiros GDR                               22,000(c)         698,500
Wachovia                                                      70,550          4,766,534
Webster Financial                                             22,000            506,000
Wells Fargo                                                  324,450         13,282,171
Wilshire Financial Services Group                            411,726(b)         334,527
Yapi Kredit Finance                                       19,050,000            509,466
Total                                                                        71,658,139

Beverages & tobacco (1.1%)
Anheuser-Busch                                                80,150          4,989,338
Beringer Wine Estates Holdings Cl B                           22,900(b)         821,538
Canandaigua Wine Cl A                                         31,400(b)       1,601,400
Coca-Cola                                                    262,300         12,311,705
Fomento Economico Mexicano ADR                                14,000(c)         630,000
PepsiCo                                                      129,800          4,486,213
Total                                                                        24,840,194

Building materials & construction (0.8%)
Dycom Inds                                                    53,800(b)       2,622,750
Elcor                                                         33,200          1,145,400
Florida Rock Inds                                             28,600            800,800
Horton (DR)                                                   89,600          1,170,400
Insituform Technologies Cl A                                  39,100(b)       1,197,438
NCI Building Systems                                          32,400(b)         609,525
Pulte                                                         29,400            613,725
Ryland Group                                                  43,100            808,125
URS                                                           50,800(b)         666,750
Weyerhaeuser                                                 121,850          6,945,450
Total                                                                        16,580,363

Chemicals (0.7%)
Air Products & Chemicals                                      33,000            938,438
Asahi Chemical Inds                                          220,000(c)       1,403,458
Dow Chemical                                                  48,400          5,517,599
Du Pont (EI) de Nemours                                      100,850          5,332,444
Engelhard                                                    102,850          1,555,606
Geon                                                          33,700            724,550
Total                                                                        15,472,095

Communications equipment & services (4.1%)
Adaptive Broadband                                            16,400(b)         877,400
Advanced Fibre Communications                                  7,400(b)         463,888
Aspect Communications                                         35,000(b)       1,297,188
C-COR Electronics                                             15,500(b)         759,500
China Telecom                                                144,000(b,c)     1,262,176
Com21                                                         12,800(b)         601,600
CommScope                                                     55,900(b)       2,550,438
Corsair Communications                                        12,000(b)         229,500
Digital Microwave                                             53,100(b)       1,798,763
Ericsson (LM) Cl B                                            55,000(c)       4,838,878
Glenayre Technologies                                         29,000(b)         509,313
Harmonic Lightwaves                                            3,000(b)         249,750
InterVoice                                                    22,000(b)         635,250
Leap Wireless Intl                                             9,100(b)         898,056
Lucent Technologies                                          278,700(c)      16,931,024
Marconi                                                      158,632          1,891,660
Motorola                                                      90,650         12,906,293
Net2000 Communications                                        24,200(b)         574,750
Nokia                                                         20,700(c)       4,378,445
Nortel Networks                                              120,600(c)      15,195,599
P-COM                                                         68,600(b)       1,269,100
Proxim                                                         9,700(b)       1,160,969
QUALCOMM                                                      42,950(b)       6,412,972
Scientific-Atlanta                                            60,600          3,844,313
Sonera                                                        38,416(c)       2,621,555
Spectrian                                                     55,900(b)       1,257,750
Tellabs                                                       75,800(b)       4,774,216
Total                                                                        90,190,346

Computers & office equipment (15.2%)
3Com                                                          38,450(b)       2,138,781
About.com                                                     13,400(b)       1,180,875
Acxiom                                                        25,300(b)         841,225
ADAC Laboratories                                             32,800(b)         451,000
Allaire                                                        9,800(b)         741,125
America Online                                               177,100(b)      11,909,974
American Management Systems                                   29,500(b)       1,292,469
Aspect Development                                             6,800(b)         437,750
Aspen Technology                                              24,000(b)         969,000
Automatic Data Processing                                     66,800          3,223,100
BindView Development                                          14,400(b)         447,300
BISYS Group                                                    5,900(b)         392,350
Black Box                                                      6,700(b)         463,870
Cabletron Systems                                             75,900(b)       2,224,819
Canon                                                         36,000(c)       1,560,263
Cap Gemini                                                    17,200(c)       4,658,780
Cisco Systems                                                664,700(b)      51,389,618
Citrix Systems                                                34,400(b)       2,279,000
Cognex                                                        27,400(b)       1,580,638
Compaq Computer                                              190,450          5,070,731
Computer Associates Intl                                      76,850          4,548,559
Computer Sciences                                             58,500(b)       4,628,813
Dell Computer                                                246,600(b)      13,300,987
Dendrite Intl                                                 20,800(b)         435,500
Diamond Technology Partners                                    9,600(b)         631,200
Electronic Data Systems                                      135,000          8,665,313
EMC                                                          134,300(b)      16,787,499
Emulex                                                         3,300(b)         360,113
Eprise                                                        24,300(b)         382,725
FactSet Research Systems                                      23,200            627,850
First Data                                                   222,300          9,836,774
Fujitsu                                                       87,000(c)       2,669,102
go2net                                                         3,100(b)         249,744
Hadco                                                         17,100(b)       1,105,088
Harbinger                                                     19,000(b)         553,375
HearMe                                                        19,600(b)         494,900
Hewlett-Packard                                              127,200         16,861,949
Hitachi Software Engineering                                   8,000(c)         982,518
HNC Software                                                  10,100(b)         727,831
Hyperion Solutions                                            27,900(b)         906,750
Informatica                                                    6,100(b)         468,556
Insight Enterprises                                           15,800(b)         575,713
Intl Business Machines                                       119,600         14,112,799
IntraNet Solutions                                            20,700(b)         952,200
ISS Group                                                      3,800(b)         442,700
Kronos                                                        12,000(b)         355,500
Level 8 Systems                                               15,400(b)         719,950
Lexmark Intl Group Cl A                                       41,900(b)       4,430,925
Macromedia                                                    18,200(b)       1,643,688
MarchFirst                                                    24,800(b)         885,050
Maxtor                                                        29,700(b)         384,244
MedQuist                                                      43,000(b)       1,169,063
Mercury Interactive                                           33,900(b)       2,686,575
Micromuse                                                      3,200(b)         444,200
MICROS Systems                                                10,000(b)         629,375
Microsoft                                                    509,050(b)      54,086,562
Natl Computer Systems                                         20,200          1,025,150
Natl Instruments                                              29,000(b)       1,361,188
Netopia                                                        7,000(b)         503,563
Network Appliance                                             41,700          3,450,675
New Era of Networks                                            5,800(b)         227,650
Novell                                                        48,200(b)       1,379,725
NVIDIA                                                         6,200(b)         523,803
Oracle                                                       302,400(b)      23,606,099
OTG Software                                                   5,400(b)         217,688
Peregrine Systems                                             11,000(b)         737,688
Pinnacle Systems                                              28,000(b)         931,000
Project Software & Development                                 6,400(b)         361,600
Proxicom                                                      15,800(b)         700,138
Rare Medium Group                                             15,600(b)         688,350
Razorfish Cl A                                                 8,300(b)         228,250
Remedy                                                        28,000(b)       1,179,500
RSA Security                                                  18,000(b)         932,625
S1                                                             5,200(b)         445,575
Sagent Technology                                             15,800(b)         455,238
SanDisk                                                        6,400(b)         784,000
SAP                                                            2,846(c)       2,049,740
SERENA Software                                               25,050(b)         798,469
Solectron                                                    155,850(b)       6,243,741
Sun Microsystems                                              94,700(b)       8,873,686
THQ                                                           20,000(b)         357,500
Unisys                                                       130,900(b)       3,337,950
Verity                                                        24,200(b)         986,150
Xircom                                                        10,600(b)         392,200
Yahoo!                                                        57,450(b)       9,845,493
Zixit                                                          4,300(b)         313,094
Total                                                                       334,933,886

Electronics (6.3%)
Alpha Inds                                                    16,300(b)       1,548,500
Alps Electric                                                 41,000(c)         559,844
Amkor Technology                                              11,900(b)         631,444
ANADIGICS                                                      2,550(b)         168,300
Analog Devices                                                40,200(b)       3,238,613
Applied Materials                                            122,388(b)      11,535,030
Audiovox Cl A                                                  4,900(b)         213,763
Brooks Automation                                              7,000(b)         437,500
Burr-Brown                                                    17,250(b)         937,969
C&D Technologies                                              17,000          1,003,000
C-Cube Microsystems                                           18,600(b)       1,354,313
Conexant Systems                                              19,300(b)       1,370,300
Corning                                                       44,270          8,588,379
Credence Systems                                                 750(b)          93,844
CTS                                                           14,100            803,700
Cypress Semiconductor                                         11,900(b)         586,819
Dallas Semiconductor                                          13,400            470,675
Electro Scientific Inds                                       27,800(b)       1,612,400
Exar                                                          16,650(b)       1,191,516
Harman Intl Inds                                              23,600          1,416,000
Helix Technology                                              21,600          1,297,350
Hitachi                                                      183,000(c)       2,172,652
Integrated Device Technology                                  10,000(b)         396,250
Intel                                                        330,250         43,572,358
Intl Rectifier                                                31,300(b)       1,193,313
KEMET                                                         18,300(b)       1,157,475
KLA-Tencor                                                    29,200(b)       2,460,100
Kulicke & Soffa Inds                                          24,400(b)       1,563,125
Kyocera                                                        8,000          1,337,034
Lam Research                                                  11,700(b)         527,231
Lattice Semiconductor                                         29,200(b)       1,976,475
LSI Logic                                                     59,100(b)       4,292,138
Matsushita Communication Industrial                           10,000(c)       1,840,760
Micrel                                                        20,000(b)       1,920,000
MRV Communications                                             2,000(b)         183,250
Natl Semiconductor                                            53,650(b)       3,252,531
Nintendo                                                       7,000(c)       1,230,582
Photronics                                                     6,000(b)         211,875
Power Integrations                                            18,200(b)         455,000
Powerwave Technologies                                        14,300(b)       1,787,500
Rohm                                                           4,600(c)       1,599,416
S3                                                            40,000(b)         840,000
Sensormatic Electronics                                       45,000(b)       1,009,688
Siliconix                                                      2,000(b)         190,125
Teradyne                                                      33,200(b)       2,730,700
Texas Instruments                                             90,750         14,519,999
Three-Five Systems                                            20,000(b)       1,200,000
TranSwitch                                                     5,800(b)         557,525
Trimble Navigation                                            47,600(b)       1,225,700
TriQuint Semiconductor                                         4,400(b)         323,400
Varian Medical Systems                                        50,100(b)       2,285,813
Vicor                                                         28,800(b)         518,400
Total                                                                       137,589,674

Energy (3.5%)
Anadarko Petroleum                                            51,400          1,988,538
Apache                                                        97,400          4,845,650
Barrett Resources                                             43,400(b)       1,293,863
Chevron                                                      184,600         17,063,963
Conoco Cl B                                                  129,800          3,326,125
Exxon Mobil                                                  342,475         26,648,835
HS Resources                                                  45,100(b)         952,738
Newfield Exploration                                          34,300(b)       1,209,075
Petro-Canada                                                  37,000(c)         615,096
Repsol-YPF                                                   144,200(c)       3,161,896
Royal Dutch Petroleum                                         43,300(c)       2,492,456
Texaco                                                       156,450          8,389,631
Tosco                                                         65,100          1,981,481
Total Petroleum Cl B                                          13,952          2,089,816
Total                                                                        76,059,163

Energy equipment & services (0.3%)
Halliburton                                                   25,400          1,041,400
Louis Dreyfus Natural Gas                                     30,400(b)       1,033,600
Marine Drilling                                               46,400(b)       1,273,100
Patterson Energy                                              13,800(b)         438,150
Pride Intl                                                    97,900(b)       2,233,344
Tuboscope                                                     61,500(b)       1,045,500
UTI Energy                                                    14,900(b)         562,475
Total                                                                         7,627,569

Financial services (3.8%)
AmeriCredit                                                   66,800(b)       1,089,675
Capital One Financial                                         93,250          4,470,172
Citigroup                                                    403,050         23,905,902
Delphi Financial Group Cl A                                   27,515(b)         835,768
Fannie Mae                                                   183,200         10,339,349
Financial Federal                                             43,700(b)         794,794
Jefferies Group                                               28,600            654,225
Kansas City Southern Inds                                     97,250(b)       8,357,422
Lehman Brothers Holdings                                      64,250          6,232,250
MBNA                                                         316,850          8,079,675
Metris Companies                                              33,200          1,290,650
Morgan Stanley, Dean Witter, Discover & Co                    66,050          5,387,203
Nikko Securities                                              92,000(c)       1,392,432
Paychex                                                       42,900          2,246,888
Providian Financial                                           55,500          4,807,688
Radian Group                                                  37,300          1,776,413
Raymond James Financial                                       21,900            454,425
SEI Investments                                                4,200            476,438
Total                                                                        82,591,369

Food (1.2%)
Bestfoods                                                    162,050          7,585,965
Earthgrains                                                   58,000            862,750
General Mills                                                106,100          3,839,494
Performance Food Group                                        29,600(b)         647,500
Sara Lee                                                     337,650          6,077,700
Smithfield Foods                                              62,100(b)       1,242,000
Suiza Foods                                                   16,000(b)         644,000
SUPERVALU                                                    283,600          5,370,675
Total                                                                        26,270,084

Furniture & appliances (0.2%)
Briggs & Stratton                                             15,800            649,775
Furniture Brands Intl                                         32,000(b)         602,000
La-Z-Boy                                                      62,900            967,088
Matsushita Electric Industrial                                53,000          1,584,709
Salton                                                        20,000(b)         867,500
Total                                                                         4,671,072

Health care (6.2%)
Abbott Laboratories                                          138,900          4,887,544
Affymetrix                                                     3,100(b)         460,156
Alkermes                                                       2,300(b)         212,750
Alpharma Cl A                                                 32,100          1,179,675
American Home Products                                       100,450          5,386,631
Amgen                                                        112,200(b)       6,886,274
Baxter Intl                                                  119,300          7,478,618
Bio-Technology General                                        23,100(b)         358,050
Biomet                                                        60,000          2,182,500
Bristol-Myers Squibb                                         327,400         18,907,349
Celgene                                                        2,100(b)         209,081
Cephalon                                                      20,000(b)         750,000
Coherent                                                      30,600(b)       1,591,200
COR Therapeutics                                               8,400(b)         553,744
Diversa                                                        8,300(b)         390,100
Enzo Biochem                                                  14,000(b)         987,000
ENZON                                                          5,900(b)         222,356
Gilead Sciences                                                3,300(b)         209,138
Glaxo Wellcome ADR                                           160,816(c)       4,595,833
Guidant                                                       61,350(b)       3,608,147
Human Genome Sciences                                          4,000(b)         332,250
IDEC Pharmaceuticals                                          13,700(b)       1,346,025
Immune Response                                               32,800(b,h)       377,200
Incyte Pharmaceuticals                                        15,100(b)       1,313,700
Jones Pharma                                                  39,900          1,211,963
Laboratory                                                   175,000(b)         754,688
Liposome                                                      30,500(b)         532,797
Medtronic                                                    127,800          6,573,713
Merck & Co                                                    77,750          4,830,219
Pfizer                                                       577,000         21,096,562
Pharmacia & Upjohn                                            71,750          4,251,188
Priority Healthcare Cl B                                      30,650(b)       1,540,163
Protein Design Labs                                           10,100(b)         802,950
Quest Diagnostics                                             47,500(b)       1,888,125
Regeneron Pharmaceuticals                                      5,500(b)         162,594
Sankyo                                                        47,000(c)       1,183,297
Schering-Plough                                              245,030          9,004,852
Sequenom                                                       9,700(b)         381,938
SmithKline Beecham                                           152,870(c)       2,015,223
Techne                                                        18,900(b)       1,304,100
Vertex Pharmaceuticals                                        18,300(b)         856,669
Warner-Lambert                                               138,850         13,537,874
Wesley Jessen VisionCare                                      23,400(b)         840,938
Total                                                                       137,195,174

Health care services (0.3%)
Abgenix                                                        3,700(b)         511,063
Apria Healthcare Group                                        49,000(b)         707,438
Biopure                                                       13,700(b)         456,381
Cerner                                                        30,000(b)         810,000
Columbia/HCA Healthcare                                       83,300          2,108,531
Cytyc                                                         18,000(b)         868,500
IntraBiotics Pharmaceuticals                                  16,900(b)         253,500
Patterson Dental                                              30,700(b)       1,174,275
Total                                                                         6,889,688

Household products (0.7%)
Colgate-Palmolive                                             51,500          2,903,313
Kimberly-Clark                                               148,450          8,313,199
Procter & Gamble                                              52,650          2,961,563
Valence Technology                                            19,700(b)         464,181
Total                                                                        14,642,256

Industrial equipment & services (0.9%)
Amada                                                        118,000(c)         953,884
Castorama Dubois                                               9,500(c)       2,040,346
Deere & Co                                                    74,700          2,838,600
Illinois Tool Works                                           63,650          3,516,662
Ingersoll-Rand                                                26,500          1,172,625
Kennametal                                                    39,000          1,172,438
Manitowoc                                                     32,200            871,413
Parker-Hannifin                                              125,950          5,203,308
Roper Inds                                                    30,400          1,031,700
Total                                                                        18,800,976

Insurance (1.5%)
American Intl Group                                          173,137         18,958,501
CIGNA                                                         46,350          3,511,012
Fidelity Natl Financial                                       49,200            679,575
First American Financial                                      34,600            490,888
Fortis                                                       112,100(c)       2,870,031
Gallagher (Arthur J)                                          42,600          1,384,500
Hooper Holmes                                                 53,000          1,818,563
LandAmerica Financial Group                                   17,500            339,063
Prudential                                                   112,346(c)       1,692,968
Reinsurance Group of America                                  18,300            435,769
Total                                                                        32,180,870

Leisure time & entertainment (0.9%)
Aztar                                                        150,300(b)       1,427,850
Disney (Walt)                                                213,900          8,850,112
EMI Group ADR                                                330,200(c)       3,658,953
Viacom Cl B                                                  103,450(b)       5,456,988
Total                                                                        19,393,903

Media (1.5%)
Catalina Marketing                                            15,900(b)       1,609,875
CBS                                                          134,600(b)       7,621,724
Comcast Special Cl A                                         131,250          5,692,969
Emmis Communications Cl A                                     13,100(b)         609,150
McClatchy Newspapers                                          23,200            759,800
MediaOne Group                                                72,150(b)       5,844,150
Modem Media Poppe Tyson                                        3,800(b)         123,025
New York Times Cl A                                           38,750          1,663,828
News                                                          66,000(c)         921,543
Price Communications                                          37,400(b)         860,200
Radio One Cl A                                                 5,950(b)         396,419
Scholastic                                                    20,800(b)       1,121,900
Snyder Communications                                         36,900(b)         830,250
Sony                                                          21,000(c)       2,965,668
True North Communications                                     24,200            951,363
Valassis Communications                                       49,000(b)       1,632,313
Total                                                                        33,604,177

Metals (0.5%)
Alcoa                                                         26,900          1,889,725
Broken Hill Proprietary                                       68,000(c)         735,900
Mueller Inds                                                  43,700(b)       1,327,388
Nippon Steel                                                 577,000(c)       1,376,820
Nucor                                                         54,150          2,707,499
Ryerson Tull                                                  49,100            761,050
Steel Technologies                                            88,200            700,088
Stillwater Mining                                             23,600(b)         944,000
WMC                                                          175,000(c)         683,794
Total                                                                        11,126,264

Miscellaneous (0.3%)
Apex                                                           9,400(b)         348,975
Beasley Broadcast Group Cl A                                  45,900(b)         424,575
eLoyalty                                                      25,500(b)         608,813
Epcos                                                          3,314(b,c)       437,712
Intraware                                                     20,400(b)         842,775
PFF Bancorp                                                   42,000            651,000
Philadelphia Suburban                                         29,700            538,313
Quintus                                                        8,000(b)         237,500
TSI Intl Software                                              2,400(b)         199,350
United Pan-Europe Communications                              55,200(b,c)     2,579,782
ValueClick                                                    32,700(b)         684,656
Total                                                                         7,553,451

Multi-industry conglomerates (3.7%)
Agribrands Intl                                               19,100(b)         750,869
Bell & Howell                                                 18,700(b)         584,375
Bombardier Cl B                                               27,000(c)         677,463
Brady (WH) Cl A                                               52,100          1,624,869
Danaher                                                      106,200          5,416,200
Emerson Electric                                              18,800            994,050
General Electric                                             359,200         55,743,349
Hutchison Whampoa                                             79,000(c)       1,425,471
NCO Group                                                     22,450(b)         716,997
Secom                                                         11,000(c)         942,781
Sylvan Learning Systems                                       45,400(b)         723,563
Tyco Intl                                                    246,600(c)      12,299,174
Zebra Technologies Cl A                                       11,300(b)         565,000
Total                                                                        82,464,161

Paper & packaging (0.5%)
AptarGroup                                                    42,800          1,142,225
Ball                                                          11,400            394,013
Champion Intl                                                 40,800          2,172,600
Intl Paper                                                   128,600          5,497,649
Pope & Talbot                                                 61,700          1,133,738
Silgan Holdings                                               31,600(b)         383,150
Total                                                                        10,723,375

Restaurants & lodging (0.5%)
Applebee's Intl                                               18,100            509,063
CEC Entertainment                                             38,100(b)       1,033,463
Cheesecake Factory (The)                                      23,600(b)         982,350
Darden Restaurants                                           220,200          3,922,312
Jack in the Box                                               24,400(b)         520,025
Ruby Tuesday                                                  51,700            904,750
Ryan's Family Steak Houses                                    99,900(b)         955,294
Taco Cabana Cl A                                             122,300(b)         726,156
Wendy's Intl                                                 116,550          2,352,853
Total                                                                        11,906,266

Retail (4.6%)
Ames Dept Stores                                              26,600(b)         653,363
AnnTaylor Stores                                              14,500(b)         333,500
Bed Bath & Beyond                                             62,950(b)       2,478,656
Best Buy                                                      37,350(b)       3,212,100
Circuit City Stores-Circuit City Group                        70,050          4,264,294
Copart                                                        11,000(b)         192,500
Costco Wholesale                                              62,050(b)       3,261,503
CVS                                                           70,250          2,638,766
FamilyMart                                                    27,300(c)       1,350,709
Fossil                                                        63,400(b)       1,485,938
Gap                                                           91,300          4,547,881
Home Depot                                                   206,700         13,332,149
Kroger                                                       225,300(b)       3,956,831
Linens `N Things                                              37,400(b)       1,280,950
Lowe's Companies                                              70,750          4,130,031
Men's Wearhouse                                               59,300(b)       1,756,763
NBTY                                                          76,600(b)       1,048,463
Pacific Sunwear of California                                 30,150(b)       1,160,775
Regis                                                         44,450            658,416
Safeway                                                      102,850(b)       4,653,962
ShopKo Stores                                                 50,300(b)         892,825
Tandy                                                         36,250          1,839,688
Target                                                        67,900          5,075,524
Tesco                                                        713,189(c)       2,370,291
TJX Companies                                                137,500          3,050,781
United Stationers                                             44,000(b)       1,570,250
Wal-Mart Stores                                              403,650         22,402,574
Walgreen                                                     116,200          2,992,150
Whole Foods Market                                            32,000(b)       1,326,000
World Online Intl                                              6,198(b,c)       138,515
Zale                                                          53,700(b)       2,533,969
Total                                                                       100,590,117

Textiles & apparel (0.1%)
Asahi Glass                                                   89,000(c)         759,328
Brown Shoe                                                    77,100            925,199
Dixie Group                                                   65,400(b)         290,213
Total                                                                         1,974,740

Transportation (0.5%)
Atlas Air                                                     30,150(b)         825,356
Burlington Northern Santa Fe                                  83,500          1,847,437
EGL                                                           13,100(b)         306,213
Expeditors Intl of Washington                                 14,600            580,350
Landstar System                                               28,200(b)       1,543,950
Offshore Logistics                                            70,000(b)         971,250
Union Pacific                                                 34,100          1,334,163
USFreightways                                                 44,800          1,677,200
Werner Enterprises                                            53,800            914,600
Total                                                                        10,000,519

Utilities -- electric (0.6%)
AES                                                           21,850(b)       1,720,688
Avista                                                        16,300            664,225
Cleco                                                         22,700            754,775
Duke Energy                                                   33,100          1,737,750
El Paso Electric                                              93,900(b)         974,213
PECO Energy                                                   58,000          2,138,749
Pinnacle West Capital                                         70,950          1,999,902
Public Service Co of New Mexico                               42,500            669,375
Texas Utilities                                               49,400          1,466,563
TNP Enterprises                                               28,300          1,239,894
United Illuminating                                           22,400            879,200
Total                                                                        14,245,334

Utilities -- gas (0.3%)
BG Group                                                     500,000(c)       2,812,048
Equitable Resources                                           24,800          1,111,350
New Jersey Resources                                          14,400            615,600
ONEOK                                                         24,900            622,500
Piedmont Natural Gas                                          20,100            523,856
UGI                                                           27,800            601,175
Total                                                                         6,286,529

Utilities -- telephone (5.3%)
AT&T                                                         363,800         20,463,749
Bell Atlantic                                                246,300         15,055,088
BellSouth                                                    177,250          8,330,750
Brightpoint                                                   66,400(b)         813,400
COLT Telecom Group                                            33,000(b,c)     1,568,299
Embratel Participacoes ADR                                    34,000(c)         871,250
Global Crossing                                               49,700(b,c)     2,034,594
GTE                                                           33,300          2,364,300
ICG Communications                                            16,000(b)         578,000
Intermedia Communications                                        960(b)          46,369
MCI WorldCom                                                 377,762(b)      17,117,362
Nextel Communications Cl A                                    31,450(b)       4,662,463
Nippon Telegraph & Telephone                                     220(b,c)     3,492,574
Nippon Television Network                                        450(c)         319,503
NTT Data                                                          37(c)         695,496
NTT Mobile Communication Network                                  74(c)       3,034,234
SBC Communications                                           269,221         11,307,282
Sprint                                                       116,900          7,364,700
Sprint PCS                                                    83,400(b,h)     5,447,063
Telecom Italia Mobile                                        182,088(c)       2,234,224
Telefonos de Mexico ADR Cl L                                  13,800(c)         924,600
U S WEST Communications Group                                 46,650          3,387,956
Vodafone AirTouch                                            884,469          4,907,450
Total                                                                       117,020,706

Total common stocks
(Cost: $1,345,471,810)                                                   $1,577,278,109


Preferred stocks & other (0.9%)

Issuer                                                         Shares         Value(a)

Bar Technologies
   Warrants                                                    3,000             $2,625
Bell Technology
   Warrants                                                    3,410          1,619,750
Coastal
   6.63 % Cv PRIDES                                           44,900(o)       1,271,230
Coltec Capital
   5.25% Cv                                                   13,800            501,975
Cox Communications
   7.00% Cm Cv PRIDES                                         15,800(o)       1,003,300
CVS
   6.00% Cv ACES                                              14,700(n)         993,169
Enron
   7.00% Cv                                                   24,700            544,944
Georgia-Pacific Group
   7.50% Cv                                                   19,000            814,625
Global Crossing
   6.38% Cv                                                    8,800(c,d)       948,200
Global TeleSystems Group
   7.25% Cm Cv                                                20,800            842,400
Ingersoll-Rand
   6.75% Cv PRIDES                                            38,475(o)         904,163
Intermedia Communications
   7.00% Cm Cv Series F                                       55,300          1,831,812
   13.50% Pay-in-kind Series B                                 1,000(i)         940,000
Kerr-McGee
   5.50% Cv                                                   13,700            614,788
KMC Telecom Holdings
   Warrants                                                    3,000              9,000
Lincoln Natl
   7.75% Cm Cv                                                38,950            788,738
McKesson Financing Trust
   5.00% Cv                                                   24,600            888,675
Nakornthai Strip Mill
   Warrants                                                2,722,298                  3
Paxson Communications
   12.50% Pay-in-kind Exchangeable                            26,881(i)       2,768,742
PLD Telekom
   Warrants                                                    6,000                270
Poland Telecom
   Warrants                                                    4,400(c)             550
Sovereign Bancorp
   7.50% Cv                                                   20,800(b)       1,014,000
Suiza Capital
   5.50% Cv                                                   28,100            962,425
Telehub Communications
   Warrants                                                    2,500              1,250
Unifi Communications
   Warrants                                                    3,000                 30
Wendys Financing
   5.00% Cm Cv Series A                                       15,800            742,600

Total preferred stocks & other
(Cost: $18,647,918)                                                         $20,009,264


See accompanying notes to investments in securities.

Bonds (25.4%)
Issuer                                        Coupon      Principal           Value(a)
                                               rate         amount

Mortgage-backed securities (5.8%)
Federal Home Loan Mtge Corp
      03-01-13                                 5.50%      $8,978,519         $8,289,282
      03-01-15                                 7.50       50,000,000         49,914,062
      12-01-25                                 7.50       11,505,159         11,325,448
      07-01-28                                 6.00        9,163,050          8,358,442
      09-01-28                                 6.00        9,147,568          8,336,456
Federal Natl Mtge Assn
      03-01-14                                 5.50        9,261,228          8,528,405
      05-01-24                                 7.50        8,624,165          8,494,803
      09-01-28                                 6.50        9,027,620          8,471,879
      10-01-28                                 6.00        9,249,135          8,429,314
   Collateralized Mtge Obligation
      05-18-26                                 5.00        9,593,000          8,066,470
Total                                                                       128,214,561

U.S. government obligations (6.1%)
U.S. Treasury
      04-30-00                                 6.75       32,000,000(h,k,m)  32,017,087
      06-30-02                                 6.25        8,000,000(k,m)     7,964,462
      03-31-03                                 5.50        1,500,000(k,m)     1,462,169
      05-15-04                                 7.25        4,800,000          4,948,593
      08-15-04                                 7.25       20,000,000         20,659,800
      08-15-05                                 6.50       12,500,000         12,588,583
      05-15-07                                 6.63       12,500,000         12,736,121
      08-15-17                                 8.88       16,000,000         20,450,339
      08-15-23                                 6.25        9,700,000          9,839,874
      08-15-27                                 6.38        8,500,000          8,845,313
Total                                                                       131,512,341

Aerospace & defense (0.3%)
L-3 Communications
   Sr Sub Nts Series B
      05-01-07                                10.38        1,035,000          1,027,238
Northrop-Grumman
      03-01-16                                 7.75        5,000,000          4,853,137
Total                                                                         5,880,375

Automotive & related (0.4%)
Exide
   Cv Sr Sub Nts
      12-15-05                                 2.90        2,450,000(d)       1,263,416
Hayes Lemmerz Intl
   Company Guaranty Series B
      07-15-07                                 9.13        1,250,000          1,125,000
Lear
   Sub Nts
      07-15-06                                 9.50        1,800,000          1,728,000
Mascotech
   Cv Sub Deb
      12-15-03                                 4.50        1,780,000          1,314,975
MSX Intl
   Company Guaranty
      01-15-08                                11.38        2,450,000          2,278,500
Venture Holdings Trust
   Sr Nts Series B
      07-01-05                                 9.50        1,750,000          1,513,750
Total                                                                         9,223,641

Banks and savings & loans (0.3%)
Union Planters Bank
   Sub Nts
      03-15-08                                 6.50        5,000,000          4,528,930
Washington Mutual Capital
   Company Guaranty
      06-01-27                                 8.38        1,500,000          1,469,082
Total                                                                         5,998,012

Chemicals (0.1%)
Allied Waste North America
   Company Guaranty Series B
      01-01-09                                 7.88       1,550,000           1,232,250

Communications equipment & services (0.7%)
American Tower
   Cv
      02-15-10                                 5.00        1,053,000(d)       1,196,471
Commscope
   Cv Sub Nts
      12-15-06                                 4.00          950,000(d)       1,135,250
Corning
   Cv Sub Nts
      03-01-08                                 4.88          255,000          1,075,463
Dobson/Sygnet Communications
   Sr Nts
      12-15-08                                12.25        1,000,000          1,030,000
EchoStar Communications
   Cv Sub Nts
      01-01-07                                 4.88        1,070,000(d)       1,801,613
EchoStar DBS
   Sr Nts
      02-01-09                                 9.38        1,000,000            965,000
GT Group Telecom
   (U.S. Dollar) Zero Coupon
      02-01-05                                13.25        1,025,000(c,d,g)     563,750
iBasis
      03-15-05                                 5.75          990,000            676,913
Nextel Partners
   Sr Nts
      03-15-10                                11.00          275,000(d)         266,750
NTL
   Cv Sub Nts
      12-15-09                                 5.75        1,003,000(d)       1,026,821
NTL Communications
   Zero Coupon Sr Nts Series B
      10-01-03                                 7.87        3,625,000(g)       2,428,749
Telehub Communications
   Zero Coupon Company Guaranty
      07-31-01                                13.88        2,500,000(g)         200,000
Versatel Telecom
   (European Monetary Unit)
      12-17-04                                 4.00        1,880,000(c,d)     2,267,178
      03-30-05                                 4.00          630,000(c,d)       627,411
   (U.S. Dollar) Sr Nts
      05-15-08                                13.25        1,000,000(c)       1,037,500
Total                                                                        16,298,869

Computers & office equipment (0.5%)
ASM Lithography Holdings
   (U.S. Dollar) Cv
      11-30-04                                 4.25        1,030,000(c,d)     1,266,900
Concentric Network
   Sr Nts
      12-15-07                                12.75        3,800,000          4,047,000
Globix
   Sr Nts
      02-01-10                                12.50        1,250,000(d)       1,150,000
Hewlett-Packard
   Zero Coupon Sub Nts
      10-14-17                                 2.46        1,580,000(f)       1,212,650
Internet Capital Group
   Cv Sub Nts
      12-21-04                                 5.50          315,000            277,200
Juniper Networks
      03-15-07                                 4.75        1,980,000          1,965,150
PSINet
   Sr Nts Series B
      02-15-05                                10.00        1,005,000            949,725
Silicon Graphics
   Cv Sr Nts
      09-01-04                                 5.25        1,340,000          1,003,325
Total                                                                        11,871,950

Electronics (0.5%)
Conexant Systems
   Cv Sub Nts
      02-01-07                                 4.00          870,000(d)         791,700
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                                 8.63        4,500,000(c,d)     4,070,164
Intel
   Cv Sub Nts
      09-01-04                                 4.00          275,000          1,192,469
Photronics
   Cv Sub Nts
      06-01-04                                 6.00          474,000            607,313
SCI Systems
      03-15-07                                 3.00          990,000          1,104,266
Thomas & Betts
      01-15-06                                 6.50        4,500,000          4,268,137
Total                                                                        12,034,049

Energy (0.6%)
Devon Energy
   Cv Deb
      08-15-08                                 4.90          948,000            949,185
Lodestar Holdings
   Company Guaranty
      05-15-05                                11.50        5,000,000            950,000
Roil
   (U.S. Dollar)
      12-05-02                                12.78        2,520,000(c,d)     2,268,000
USX
      03-01-08                                 6.85       10,000,000          9,542,302
Total                                                                        13,709,487

Financial services (0.9%)
Arcadia Financial
   Sr Nts
      03-15-07                                11.50        1,250,000          1,325,000
Indah Kiat Finance Mauritius
   (U.S. Dollar) Company Guaranty
      07-01-07                                10.00        1,685,000(c)       1,171,075
LaBranche
      03-01-07                                12.00        1,000,000(d)         980,000
Providian Natl Bank
   Sr Nts
      03-15-03                                 6.70       10,000,000          9,571,354
Wilmington Trust
      05-01-08                                 6.63        6,300,000          5,919,484
Total                                                                        18,966,913

Furniture & appliances (0.1%)
Interface
   Sr Sub Nts Series B
      11-15-05                                 9.50        2,500,000          2,212,500

Health care (0.5%)
Alkermes
   Cv Sub Nts
      02-15-07                                 3.75          495,000(d)         415,800
Alpharma
   Cv Sr Sub Nts
      06-01-06                                 3.00          580,000(j)         737,325
      06-01-06                                 3.00          810,000          1,057,560
Baxter Intl
      02-15-28                                 6.63       10,000,000          8,691,201
Inhale Theraptic Systems
   Cv Sub Nts
      02-08-07                                 5.00          980,000(d)       1,038,800
Total                                                                        11,940,686

Health care services (0.3%)
Magellan Health Services
   Sr Sub Nts
      02-15-08                                 9.00        2,500,000          1,850,000
Sunrise Assisted Living
   Cv Sub Nts
      06-15-02                                 5.50        1,975,000          1,545,438
Tenet Healthcare
   Sr Sub Nts Series B
      12-01-08                                 8.13        2,750,000          2,509,375
Total                                                                         5,904,813

Insurance (0.3%)
Executive Risk Capital
   Company Guaranty Series B
      02-01-27                                 8.68        1,500,000          1,476,093
Nationwide CSN Trust
      02-15-25                                 9.88        5,000,000(d)       5,389,065
Total                                                                         6,865,158

Leisure time & entertainment (0.5%)
AMC Entertainment
   Sr Sub Nts
      02-01-11                                 9.50        1,270,000            647,700
Time Warner
      02-01-24                                 7.57        5,875,000          5,643,074
   Sr Nts
      01-15-28                                 6.95        5,000,000          4,472,900
Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
      05-01-06                                11.25          700,000            469,000
Total                                                                        11,232,674

Media (0.7%)
Australis Media
   (U.S. Dollar)
      11-01-00                                14.00          145,084(c)         135,485
      05-15-03                                15.75           40,885(b,c)           409
   (U.S. Dollar) Zero Coupon
      05-15-03                                15.75        5,000,000(b,c,g)         500
Charter Communications Holdings/Charter Capital
   Sr Nts
      01-15-10                                10.25        1,250,000(d)       1,209,375
CSC Holdings
   Sr Sub Debs
      05-15-16                                10.50        3,000,000          3,330,000
Getty Images
      03-15-07                                 5.00        1,100,000(d)         888,250
Lenfest Communications
   Sr Nts
      02-15-08                                 7.63        1,500,000          1,477,140
News America Holdings
      10-15-12                                10.13        2,175,000          2,340,323
Telewest Communications
   (British Pound) Cv
      02-19-07                                 5.25          592,000(c,d)     1,486,831
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      04-15-04                                11.54        1,250,000(c,d,g)     715,625
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind
      03-01-02                                10.00        2,734,889(c,i,j)   4,102,333
Total                                                                        15,686,271

Metals (0.1%)
EnviroSource
   Sr Nts
      06-15-03                                 9.75          530,000            333,900
   Sr Nts Series B
      06-15-03                                 9.75        1,300,000            819,000
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                10.13        2,115,569(c,d)     2,073,258
Total                                                                         3,226,158

Miscellaneous (0.7%)
Delphes 2
   (U.S. Dollar)
      05-05-09                                 7.75        2,700,000(c,d)     2,573,451
FCB/NC Capital
   Company Guaranty
      03-01-28                                 8.05        4,625,000          3,959,929
Great Central Mines
   (U.S. Dollar) Sr Nts
      04-01-08                                 8.88        2,500,000(c)       2,237,500
Guangdong Enterprises
   (U.S. Dollar) Sr Nts
      05-22-07                                 8.88        2,200,000(b,c,d)     913,000
Network Associates
   Zero Coupon Cv Sub Deb
      02-13-18                                 5.43        4,740,000(f)       1,801,200
NSM Steel
   Company Guaranty
      02-01-06                                12.00        2,060,396(b,d)       103,020
      02-01-08                                12.25        4,300,000(b,d)        86,000
Outsourcing Solutions
   Sr Sub Nts Series B
      11-01-06                                11.00        1,075,000            947,344
Poland Telecom Finance
   (U.S. Dollar) Company Guaranty Series B
      12-01-07                                14.00        4,400,000(c)       1,276,000
XM Satellite Radio
      03-15-10                                14.00        1,700,000(d)       1,615,000
Total                                                                        15,512,444

Multi-industry conglomerates (0.3%)
Jordan Inds
   Sr Nts Series D
      08-01-07                                10.38        1,000,000            950,000
Metromedia Intl Group
   Sr Disc Nts Series B
      09-30-07                                10.50        4,369,500          2,141,055
Prime Succession
   Sr Sub Nts
      08-15-04                                10.75          980,000(b)         196,000
USI American Holdings
   Sr Nts Series B
      12-01-06                                 7.25        3,000,000          2,842,521
Total                                                                         6,129,576

Paper & packaging (0.5%)
APP China Group
   (U.S. Dollar)
      03-15-10                                14.00        3,400,000(c,d)     2,941,000
Crown Paper
   Sr Sub Nts
      09-01-05                                11.00          705,000            211,500
Doman Inds
   (U.S. Dollar)
      03-15-04                                 8.75        1,300,000(c)       1,059,500
Gaylord Container
   Sr Nts
      06-15-07                                 9.75        1,300,000          1,205,750
Owens-Illinois
   Sr Nts
      05-15-04                                 7.85        2,000,000          1,932,676
Repap New Brunswick
   (U.S. Dollar) Sr Nts
      06-01-04                                 9.00        1,000,000(c)         952,500
Silgan Holdings
      06-01-09                                 9.00        2,050,000          1,980,813
Total                                                                        10,283,739

Restaurants & lodging (0.5%)
Domino's
   Company Guaranty Series B
      01-15-09                                10.38        1,000,000            915,000
MGM Grand
      02-06-08                                 6.88       10,000,000          9,013,694
Total                                                                         9,928,694

Retail (1.1%)
Costco Companies
   Zero Coupon Cv Sub Nts
      08-19-17                                 3.50          598,000(f)         711,620
Great Atlantic & Pacific Tea
      04-15-07                                 7.75       10,000,000          9,218,859
Kroger
   Sr Nts
      07-15-06                                 8.15        5,000,000          5,126,861
Target
      12-01-22                                 8.50        2,500,000          2,549,718
Wal-Mart CRAVE Trust
      07-17-06                                 7.00        7,297,849(d)       7,067,237
Total                                                                        24,674,295

Transportation (0.6%)
Enterprise Rent-A-Car USA Finance
      02-15-08                                 6.80       10,000,000(d)       9,255,500
   Company Guaranty Medium-term Nts
      01-15-06                                 6.95        3,000,000          2,852,394
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
      06-15-07                                 9.50          580,000(c)         191,400
Zhuhai Highway
   (U.S. Dollar) Sub Nts
      07-01-08                                11.50        2,070,000(c,d)       703,800
Total                                                                        13,003,094

Utilities -- electric (0.8%)
Cleveland Electric Illuminating
      07-01-00                                 7.19        3,000,000          2,998,941
CMS Energy
   Sr Nts
      05-15-02                                 8.13        2,900,000          2,877,313
El Paso Electric
   1st Mtge Series B
      05-01-01                                 7.75        5,000,000          5,003,591
Public Service Electric & Gas
   1st & Ref Mtge (AMBAC Insured)
      01-01-16                                 6.75        7,365,000(l)       6,897,160
Total                                                                        17,777,005

Utilities -- gas (0.2%)
Columbia Gas System
   Series E
      11-28-10                                 7.32        5,043,000          4,734,436

Utilities -- telephone (1.9%)
AT&T Canada
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      06-15-03                                 9.95        3,800,000(c,g)     3,002,000
Bell Atlantic Financial Services
   Cv
      09-15-05                                 4.25          870,000(d)       1,235,391
BellSouth Capital Funding
      02-15-30                                 7.88        4,000,000          4,050,528
COLT Telecom Group
   (European Monetary Unit)
      03-29-06                                 2.00          395,000(c,d)       893,154
Covad Comm Group
   Sr Nts
      02-15-10                                12.00          500,000(d)         455,000
France Telecom
   (European Monetary Unit) Cv
      11-29-04                                 4.13        1,225,000(c)       1,389,350
Geotek Communications
   Cv Sr Sub Nts
      02-15-01                                12.00        2,485,000(b)           3,106
Global Crossing Holdings
   (U.S. Dollar) Sr Nts
      11-15-09                                 9.50          850,000(c,d)       820,250
Intermedia Communications
   Sr Nts Series B
      06-01-08                                 8.60        5,000,000          4,350,000
      03-01-09                                 9.50        1,500,000          1,387,500
Level 3 Communications
      03-15-08                                11.00          750,000(d)         716,250
      03-15-10                                 6.00          990,000            971,438
McLeod USA
   Sr Nts
      03-15-08                                 8.38          500,000            450,000
Nextel Communications
      11-15-09                                 9.38        1,000,000            920,000
   Cv Sr Nts
      01-15-10                                 5.25          987,000(d)       1,175,764
Omnipoint Communications
   Sr Nts
      08-15-06                                11.63        1,000,000          1,068,750
Primus Telecomm Group
      02-15-07                                 5.75        1,579,000(d)       1,665,845
Qwest Communications Intl
   Sr Nts Series B
      11-01-08                                 7.25          450,000            431,174
      11-01-08                                 7.50        4,550,000          4,473,743
Rhythms NetConnections
   Sr Nts
      02-15-10                                14.00          500,000(d)         442,500
RSL Communications
   (U.S. Dollar) Company Guaranty
      11-15-06                                12.25          500,000(c)         497,500
Sprint Capital
   Company Guaranty
      05-01-09                                 6.38        3,000,000          2,766,390
U S WEST Capital Funding
   Company Guaranty
      07-15-28                                 6.88        9,250,000          8,144,984
United Pan-Europe Communications
   (U.S. Dollar) Sr Nts
      02-01-10                                11.25          925,000(c,d)       888,000
      02-01-10                                11.50          550,000(c,d)       528,000
Total                                                                        42,726,617

Municipal bond (0.1%)
New Jersey Economic Development
   Authority State Pension Funding
   Revenue Bond (MBIA Insured)
      02-15-29                                 7.43        3,000,000(l)       2,980,590

Total bonds

(Cost: $600,719,766)                                                       $559,761,198


Short-term securities (1.1%)
Issuer                                     Annualized        Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (0.5%)
Federal Home Loan Bank Disc Nts
      04-14-00                                 5.70%        $800,000           $798,230
      06-02-00                                 6.03        6,900,000          6,827,912
Federal Home Loan Mtge Corp Disc Nt
      04-04-00                                 5.72        1,300,000          1,299,174
Federal Natl Mtge Assn Disc Nt
      06-22-00                                 6.11        2,700,000          2,661,280
Total                                                                        11,586,596

Commercial paper (0.6%)
Colgate-Palmolive
      04-25-00                                 6.03          900,000(e)         896,250
Clorox
      04-06-00                                 5.83        3,900,000          3,896,217
Corporate Receivables
      04-11-00                                 5.89        2,000,000(e)       1,996,382
Intl Lease Finance
      04-05-00                                 5.80        3,400,000          3,397,195
Windmill Funding
      04-05-00                                 5.86        3,400,000(e)       3,397,195
Total                                                                        13,583,239

Total short-term securities
(Cost: $25,175,346)                                                         $25,169,835

Total investments in securities
(Cost: $1,990,014,840)(p)                                                $2,182,218,406

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March 31, 2000, the value of foreign securities represented 8.80% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Security is partially or fully on loan. See Note 5 to the financial statements.

(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at March 31, 2000, is as follows:

Security                                         Acquisition             Cost
                                                    dates

Alpharma 3.00% Cv Sr Sub Nts 2006*                02-24-00             $694,109

Veninfotel
(U.S. Dollar) 10.00% Cv Pay-in-kind 2002    03-05-97 thru 03-15-00    2,604,656

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(k) Partially pledged as initial margin deposit on the following open stock index futures (see Note 6 to the financial statements):

Type of security                                                    Contracts

Sales contracts
Russell Index, June 2000                                               400
S&P 500 Index, June 2000                                               190

(l) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC   --    American Municipal Bond Association Corporation
MBIA    --    Municipal Bond Investors Assurance

(m) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

Type of security                                         Notional amount

Sale contracts
U.S. Treasury Note, June 2000, 5-year                        $15,000,000
U.S. Treasury Note, June 2000, 10-year                         8,000,000

(n) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(o) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(p) At March 31, 2000, the cost of securities for federal income tax purposes was approximately $1,990,015,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                     $331,289,000
Unrealized depreciation                                     (139,086,000)
                                                            ------------
Net unrealized appreciation                                 $192,203,000

                                                            PRSRT STD AUTO
                                                             U.S. POSTAGE
                                                                 PAID
                                                               AMERICAN
                                                                EXPRESS


                                                            S-6143 R (5/00)

Ticker Symbol Class A: IMRFX    Class B: IMRBX    Class Y: IDRYX


Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AXP Managed Allocation Fund
200 AXP Financial Center
Minneapolis, MN 554474